Long-Term Debt - Maturities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (remaining three months)	$ 875
2022	9,362	$ 7,294
2023	3,500	13,152
2024	3,500	7,279
2025	3,500	7,279
Thereafter	370,125
Total debt	$ 390,862	$ 726,852